Separate information on the main office, parent entity and joint action agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	$ 14,504,960	$ 11,495,569	$ 10,778,837
Liabilities	(6,451,081)	(6,297,502)	(6,301,408)
Total equity	8,053,879	5,198,067	$ 4,477,429	$ 4,932,001
Parent
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	10,801,540	9,794,433
Liabilities	(5,110,278)	(4,633,614)
Total equity	$ 5,691,262	$ 5,160,819